Fidelity® Cash Management Funds

Prime Fund
Class/Ticker
Capital Reserves/FPRXX

Summary Prospectus

December 29, 2012

Fund Summary

Fund/Class:
Prime Fund/Capital Reserves

Investment Objective

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	0.98%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 100
3 years	$ 312
5 years	$ 542
10 years	$ 1,201

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.

Summary Prospectus

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Summary Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	1.00%	0.31%	0.51%	2.40%	4.23%	4.52%	2.25%	0.16%	0.01%	0.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.14%	September 30, 2007
Lowest Quarter Return	0.00%	February 28, 2010
Year-to-Date Return	0.01%	September 30, 2012

Average Annual Returns

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Capital Reserves Class	0.01%	1.37%	1.53%

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell Capital Reserves Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Capital Reserves Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Capital Reserves Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

Summary Prospectus

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$1,000
For Fidelity Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.922185.102 PR-CR-SUM-1212

Fidelity® Cash Management Funds

Prime Fund
Class/Ticker
Daily Money/FDAXX

Summary Prospectus

December 29, 2012

Fund Summary

Fund/Class:
Prime Fund/Daily Money

Investment Objective

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.73%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.

Summary Prospectus

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Summary Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	1.25%	0.56%	0.76%	2.65%	4.49%	4.78%	2.51%	0.28%	0.01%	0.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.21%	September 30, 2007
Lowest Quarter Return	0.00%	February 28, 2010
Year-to-Date Return	0.01%	September 30, 2012

Average Annual Returns

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Daily Money Class	0.01%	1.50%	1.72%

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell Daily Money Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Daily Money Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Daily Money Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

Summary Prospectus

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$1,000
For Fidelity Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.922186.102 DMM-SUM-1212